Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Apr. 30, 2013
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Russell 1000 Growth Index
Average Annual Return:
1 Year	15.26%
5 Years	3.12%
10 Years	7.52%
(Oppenheimer OVAF Capital Appreciation Fund/VA) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	14.12%
5 Years	(0.57%)
10 Years	5.83%
Inception Date	Apr. 03, 1985
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Service Shares
Average Annual Return:
1 Year	13.81%
5 Years	(0.82%)
10 Years	5.57%
Inception Date	Sep. 18, 2001
(Oppenheimer OVAF Capital Income Fund/VA) | Reference Index
Average Annual Return:
1 Year	8.51%
5 Years	5.04%
10 Years	6.36%
(Oppenheimer OVAF Capital Income Fund/VA) | S&P 500 Index
Average Annual Return:
1 Year	16.00%	[1]
5 Years	1.66%	[1]
10 Years	7.10%	[1]
(Oppenheimer OVAF Capital Income Fund/VA) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
10 Years	5.18%
(Oppenheimer OVAF Capital Income Fund/VA) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%	[1]
5 Years	0.59%	[1]
10 Years	7.38%	[1]
(Oppenheimer OVAF Capital Income Fund/VA) | Russell 3000 Index
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Oppenheimer OVAF Capital Income Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	12.34%
5 Years	(2.52%)
10 Years	3.80%
Inception Date	Feb. 09, 1987
(Oppenheimer OVAF Capital Income Fund/VA) | Service Shares
Average Annual Return:
1 Year	12.11%
5 Years	(2.76%)
10 Years	3.54%
Inception Date	May 01, 2002
(Oppenheimer OVAF Core Bond Fund/VA) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
10 Years	5.18%
(Oppenheimer OVAF Core Bond Fund/VA) | Citigroup Broad Investment Grade Bond Index
Average Annual Return:
1 Year	4.23%
5 Years	6.08%
10 Years	5.31%
(Oppenheimer OVAF Core Bond Fund/VA) | Barclays Credit Index
Average Annual Return:
1 Year	9.37%
5 Years	7.65%
10 Years	6.23%
(Oppenheimer OVAF Core Bond Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	10.29%
5 Years	(2.33%)
10 Years	1.22%
Inception Date	Apr. 03, 1985
(Oppenheimer OVAF Core Bond Fund/VA) | Service Shares
Average Annual Return:
1 Year	10.17%
5 Years	(2.54%)
10 Years	0.97%
Inception Date	May 01, 2002
(Oppenheimer OVAF Discovery Mid Cap Growth Fund/VA) | Russell 2000® Growth Index
Average Annual Return:
1 Year	14.59%	[2]
5 Years	3.49%	[2]
10 Years	9.80%	[2]
(Oppenheimer OVAF Discovery Mid Cap Growth Fund/VA) | Russell 2500® Growth Index
Average Annual Return:
1 Year	16.13%	[2]
5 Years	4.07%	[2]
10 Years	10.55%	[2]
(Oppenheimer OVAF Discovery Mid Cap Growth Fund/VA) | Russell Midcap® Growth Index
Average Annual Return:
1 Year	15.81%
5 Years	3.23%
10 Years	10.32%
(Oppenheimer OVAF Discovery Mid Cap Growth Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	16.45%
5 Years	0.27%
10 Years	6.49%
Inception Date	Aug. 15, 1986
(Oppenheimer OVAF Discovery Mid Cap Growth Fund/VA) | Service Shares
Average Annual Return:
1 Year	16.17%
5 Years	0.01%
10 Years	6.22%
Inception Date	Oct. 16, 2000
(Oppenheimer OVAF Equity Income Fund/VA) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%	[3]
(Oppenheimer OVAF Equity Income Fund/VA) | Russell 1000 Value Index
Average Annual Return:
1 Year	17.51%
5 Years	0.59%
10 Years	7.38%	[3]
(Oppenheimer OVAF Equity Income Fund/VA) | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	1.98%	[4]
(Oppenheimer OVAF Equity Income Fund/VA) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	3.64%	[4]
(Oppenheimer OVAF Equity Income Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	16.08%
5 Years	3.88%
10 Years	8.61%
Inception Date	Jan. 02, 2003
(Oppenheimer OVAF Equity Income Fund/VA) | Service Shares
Average Annual Return:
1 Year	13.09%
5 Years	(0.82%)
10 Years	1.29%
Inception Date	Sep. 18, 2006
(Oppenheimer OVAF Global Fund/VA) | MSCI All Country World Index
Average Annual Return:
1 Year	16.13%
5 Years	(1.16%)
10 Years	8.11%
(Oppenheimer OVAF Global Fund/VA) | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	8.03%	[5]
(Oppenheimer OVAF Global Fund/VA) | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	7.41%	[5]
(Oppenheimer OVAF Global Fund/VA) | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	5.72%	[6]
(Oppenheimer OVAF Global Fund/VA) | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	5.12%	[6]
(Oppenheimer OVAF Global Fund/VA) | MSCI World Index
Average Annual Return:
1 Year	15.83%	[7]
5 Years	(1.18%)	[7]
10 Years	7.51%	[7]
(Oppenheimer OVAF Global Fund/VA) | Class 3 Shares
Average Annual Return:
1 Year	21.23%
5 Years	1.50%
10 Years	10.55%
Inception Date	May 01, 2003
(Oppenheimer OVAF Global Fund/VA) | Class 4 Shares
Average Annual Return:
1 Year	20.95%
5 Years	1.26%
10 Years	6.74%
Inception Date	May 03, 2004
(Oppenheimer OVAF Global Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	21.27%
5 Years	1.52%
10 Years	10.15%
Inception Date	Nov. 12, 1990
(Oppenheimer OVAF Global Fund/VA) | Service Shares
Average Annual Return:
1 Year	20.95%
5 Years	1.26%
10 Years	9.89%
Inception Date	Jul. 13, 2000
(Oppenheimer OVAF Global Strategic Income/VA) | Reference Index
Average Annual Return:
1 Year	1.92%
5 Years	3.98%
10 Years	4.19%
(Oppenheimer OVAF Global Strategic Income/VA) | J.P. Morgan Domestic High Yield Index
Average Annual Return:
1 Year	15.39%
5 Years	10.46%
10 Years	10.50%
(Oppenheimer OVAF Global Strategic Income/VA) | Barclays U.S. Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
10 Years	5.18%
(Oppenheimer OVAF Global Strategic Income/VA) | Citigroup World Government Bond Index
Average Annual Return:
1 Year	1.65%
5 Years	5.27%
10 Years	6.04%
(Oppenheimer OVAF Global Strategic Income/VA) | Citigroup Non-U.S. World Government Bond Index
Average Annual Return:
1 Year	1.51%
5 Years	5.24%
10 Years	6.38%
(Oppenheimer OVAF Global Strategic Income/VA) | Non-Service Shares
Average Annual Return:
1 Year	13.53%
5 Years	6.06%
10 Years	7.62%
Inception Date	May 03, 1993
(Oppenheimer OVAF Global Strategic Income/VA) | Service Shares
Average Annual Return:
1 Year	13.15%
5 Years	5.77%
10 Years	7.31%
Inception Date	Mar. 19, 2001
(Oppenheimer OVAF Main Street Fund/VA) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Oppenheimer OVAF Main Street Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	16.87%
5 Years	1.38%
10 Years	6.58%
Inception Date	Jul. 05, 1995
(Oppenheimer OVAF Main Street Fund/VA) | Service Shares
Average Annual Return:
1 Year	16.61%
5 Years	1.13%
10 Years	6.31%
Inception Date	Jul. 13, 2000
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Russell 2500 Index
Average Annual Return:
1 Year	17.88%	[8]
5 Years	4.34%	[8]
10 Years	10.49%	[8]
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Years	3.56%
10 Years	9.72%
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	17.99%
5 Years	3.96%
10 Years	10.09%
Inception Date	May 01, 1998
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Service Shares
Average Annual Return:
1 Year	17.67%
5 Years	3.71%
10 Years	9.85%
Inception Date	Jul. 16, 2001
(Oppenheimer OVAF Money Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	0.01%
5 Years	0.62%
10 Years	1.73%
Inception Date	Apr. 03, 1985

[1]	The Fund has changed its benchmarks from the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and the Russell 1000 Value Index to the Russell 3000 Index, the Barclays U.S. Aggregate Bond Index, and the Reference Index, which it believes are more appropriate measures of the Fund's performance. The Fund will not show performance for the S&P 500 Index and the Russell 1000 Value Index in its next annual update.
[2]	The Fund has changed its benchmarks from the Russell Midcap Growth Index, the Russell 2500 Growth Index and the Russell 2000 Growth Index to the Russell Midcap Growth Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Russell 2500 Growth Index or for the Russell 2000 Growth Index in its next annual update.
[3]	From 12-31-02.
[4]	From 8-31-06.
[5]	From 4-30-03.
[6]	From 4-30-04.
[7]	The Fund has changed its benchmark from the MSCI World Index to the MSCI All Country World Index, which it believes to be a more appropriate measure of the Fund's performance. The Fund will not show performance for the MSCI World Index in its next annual update.
[8]	The Fund has changed its performance benchmark from the Russell 2500 Index to the Russell 2000 Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Russell 2500 Index after April 2014.